Schedule II- Valuation and Qualifying Accounts	12 Months Ended
Dec. 29, 2012
Schedule II- Valuation and Qualifying Accounts

FINANCIAL STATEMENT SCHEDULE

Schedule II- Valuation and Qualifying Accounts

Visant Corporation and subsidiaries

	Allowance for uncollectible accounts (1)	Allowance for sales returns (2)	Salesperson overdraft reserve (1)
Balance, January 2, 2010	$5,085	$7,511	$8,737

Charged to expense	2,733	23,009	3,470
Deductions	2,747	23,404	740

Balance, January 1, 2011	$5,071	$7,116	$11,467

Charged to expense	2,416	21,426	2,933
Deductions	2,161	21,508	1,485

Balance, December 31, 2011	$5,326	$7,034	$12,915

Charged to expense	2,253	19,329	2,135
Deductions	2,647	20,305	5,047

Balance, December 29, 2012	$4,932	$6,058	$10,003

(1)	Deductions represent uncollectible accounts written off, net of recoveries
(2)	Deductions represent returns processed against reserve